PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Summary of Other Provisions

	2022	2021
Labor and social security	443,938	207,196
Environmental restoration	712,760	653,567
Civil and other	150,453	244,360
Total	1,307,151	1,105,123

Summary of Changes in Provisions
Changes in provisions are as follows:

	Labor and social security	Environmental restoration	Civil and other	Total
Balance as of January 1, 2021	294,248	852,951	286,067	1,433,266
Increases (*)	85,614	237,966	128,235	451,815
Gain on net monetary position	(106,683)	(276,700)	(129,167)	(512,550)
Decreases (**)	(65,983)	(160,650)	(40,775)	(267,408)
Balance as of December 31, 2021	207,196	653,567	244,360	1,105,123
Increases (*)	518,779	625,775	175,646	1,320,200
Gain on net monetary position	(187,124)	(399,209)	(128,630)	(714,963)
Decreases (**)	(94,913)	(167,373)	(140,923)	(403,209)
Balance as of December 31, 2022	443,938	712,760	150,453	1,307,151
(*)    The increase in the environmental provision includes the increase resulting from changes in the measurement of liabilities arising from the estimated restoration schedule and the discount rates used as of December 31, 2022 and 2021, respectively, the effect of which has adjusted the cost of the relevant assets.
(**)    It includes the uses of provisions for specific purposes.